Trade receivables, tax receivables and other current assets - Trade Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade receivables, tax receivables and other current assets
Trade receivables and others	€ 2,016	€ 531	€ 3,807
Average payment period for trade receivables	30 days
Licensing and collaboration agreement with CTTQ
Trade receivables, tax receivables and other current assets
Increase (decrease) in trade and other current receivables.	€ 1,500	(3,300)
3 months or less
Trade receivables, tax receivables and other current assets
Trade receivables and others	€ 2,016	€ 531	€ 3,807